Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Other Comprehensive Income (Loss), before Tax	$ (5,185,852)	$ (1,706,202)
Expected Income Tax Recovery	(803,807)	(264,461)
Non Deductible Expense	462,915	72,310
Other Temporary Differences	(2,859)	(116)
Valuation Allowance	$ 343,751	$ 192,267